Summary of Commodity Volumes Associated with Derivative Contracts (Detail)	Dec. 31, 2012 DTH
Derivative [Line Items]
Commodity volumes, Gas	4,141,380
Financial contracts Gas swaps
Derivative [Line Items]
Commodity volumes, Gas	3,353,420
Gas options
Derivative [Line Items]
Commodity volumes, Gas	787,960